ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS RECEIVABLE, NET

The Company records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis. Accounts receivable, net consist of the following:

	December 31,	December 31,
	2024	2023
Accounts receivable	$29,375,358	$39,500,254
Less: Provision for doubtful accounts	(25,711,852)	(13,417,481)
Accounts receivable, net	$3,663,506	$26,082,773

The reversal of provision against accounts receivable was $702,156 for the year ended December 31, 2023. Provisions for doubtful accounts of accounts receivable were $22,911,671 and 19,276,587 for the year ended December 31, 2024 and 2022, respectively. Movement of allowance for doubtful accounts was as follows:

	December 31,	December 31,
	2024	2023
Balance at beginning of the year	$13,417,481	$17,681,792
Charge to expenses	22,911,671	—
Reversal of expenses	—	(702,156)
Writing off of accounts receivable	(10,068,481)	(3,067,433)
Foreign exchange loss	(548,819)	(494,722)
Balance at end of the year	$25,711,852	$13,417,481